PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Asset Retirement Obligation (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2020	Apr. 30, 2016	Dec. 31, 2021	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	$ 2,632		$ 2,562	$ 2,991
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	397		397	$ 478
Tax Assessments Related to Amortization of Goodwill | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Possible write off of net operating loss carryforward	$ 43	$ 59
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			154
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			63
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			46
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			42
Liberia | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			23
South Africa | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			19
Belgium | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			12
Kazakhstan | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			13
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions			$ 21